PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2010
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS

Acquisition of Rohm and Haas
With the April 1, 2009 acquisition of Rohm and Haas (see Note D), the Company assumed sponsorship of qualified and non-qualified pension and other postretirement benefit plans that provide defined benefits to U.S. and non-U.S. employees. As a result, the Company acquired the following plan assets and obligations from Rohm and Haas:

Plan Assets and Obligations Acquired from Rohm and Haas on April 1, 2009 (1)
In millions	Defined Benefit Pension Plans	Other Postretirement Benefits
Fair value of plan assets	$1,439	$18
Projected benefit obligation	$2,168	$338

(1)	Does not include plan assets and obligations of Morton that were sold to K+S on October 1, 2009; see Note E.

Pension Plans
The Company has defined benefit pension plans that cover employees in the United States and a number of other countries. The U.S. qualified plan covering the parent company is the largest plan. Benefits are based on length of service and the employee’s three highest consecutive years of compensation. Employees hired after January 1, 2008 earn benefits that are based on a set percentage of annual pay, plus interest.

The Company’s funding policy is to contribute to the plans when pension laws and/or economics either require or encourage funding. In 2010, Dow contributed $708 million to its pension plans, including contributions to fund benefit payments for its non-qualified supplemental plans. Dow expects to contribute approximately $700 million to its pension plans in 2011.

The weighted-average assumptions used to determine pension plan obligations and net periodic benefit costs for the plans are provided in the two tables below:

Weighted-Average Assumptions for All Pension Plans	Benefit Obligations at December 31		Net Periodic Costs for the Year
	2010	2009	2010	2009
Discount rate	5.38%	5.71%	5.71%	6.53%
Rate of increase in future compensation levels	4.13%	4.14%	4.17%	4.01%
Expected long-term rate of return on plan assets	—	—	7.74%	8.03%

Weighted-Average Assumptions for U.S. Pension Plans	Benefit Obligations at December 31		Net Periodic Costs for the Year
	2010	2009	2010	2009
Discount rate	5.51%	5.97%	5.97%	6.82%
Rate of increase in future compensation levels	4.50%	4.50%	4.50%	4.31%
Expected long-term rate of return on plan assets	—	—	8.16%	8.46%

The Company determines the expected long-term rate of return on plan assets by performing a detailed analysis of key economic and market factors driving historical returns for each asset class and formulating a projected return based on factors in the current environment. Factors considered include, but are not limited to, inflation, real economic growth, interest rate yield, interest rate spreads, and other valuation measures and market metrics. The expected long-term rate of return for each asset class is then weighted based on the strategic asset allocation approved by the governing body for each plan. The Company’s historical experience with the pension fund asset performance is also considered. A similar process is followed in determining the expected long-term rate of return for assets held in the Company’s other postretirement benefit plan trusts. The discount rates utilized to measure the pension and other postretirement obligations of the U.S. qualified plans are based on the yield on high-quality fixed income investments at the measurement date. Future expected actuarially determined cash flows of Dow’s major U.S. plans are matched against the Towers Watson RATE:Link yield curve (based on 60th to 90th percentile bond yields) to arrive at a single discount rate for each plan.

The accumulated benefit obligation for all defined benefit pension plans was $20.1 billion at December 31, 2010 and $18.9 billion at December 31, 2009.

Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets at December 31
In millions	2010	2009
Projected benefit obligations	$18,424	$18,113
Accumulated benefit obligations	$17,571	$17,277
Fair value of plan assets	$12,912	$12,679

In addition to the U.S. qualified defined benefit pension plan, U.S. employees may participate in defined contribution plans (Employee Savings Plans or 401(k) plans) by contributing a portion of their compensation, which is partially matched by the Company. Defined contribution plans also cover employees in some subsidiaries in other countries, including Australia, Brazil, Canada, Italy, Spain and the United Kingdom. Expense recognized for all defined contribution plans was $184 million in 2010, $156 million in 2009 and $49 million in 2008.

Other Postretirement Benefits
The Company provides certain health care and life insurance benefits to retired employees. The Company’s plans outside of the United States are not significant; therefore, this discussion relates to the U.S. plans only. The plans provide health care benefits, including hospital, physicians’ services, drug and major medical expense coverage, and life insurance benefits. In general, for employees hired before January 1, 1993, the plans provide benefits supplemental to Medicare when retirees are eligible for these benefits. The Company and the retiree share the cost of these benefits, with the Company portion increasing as the retiree has increased years of credited service, although there is a cap on the Company portion. The Company has the ability to change these benefits at any time. Employees hired after January 1, 2008 are not covered under the plans.

The Company funds most of the cost of these health care and life insurance benefits as incurred. In 2010, Dow did not make any contributions to its other postretirement benefit plan trusts. Likewise, Dow does not expect to contribute assets to its other postretirement benefits plan trusts in 2011.

The weighted-average assumptions used to determine other postretirement benefit obligations and net periodic benefit costs for the U.S. plans are provided below:

U.S. Plan Assumptions for Other Postretirement Benefits	Benefit Obligations at December 31		Net Periodic Costs for the Year
	2010	2009	2010	2009
Discount rate	5.15%	5.69%	5.69%	7.11%
Expected long-term rate of return on plan assets	—	—	4.35%	5.15%
Initial health care cost trend rate	8.70%	9.13%	9.13%	9.71%
Ultimate health care cost trend rate	5.00%	5.00%	5.00%	6.00%
Year ultimate trend rate to be reached	2019	2019	2019	2018

Increasing the assumed medical cost trend rate by one percentage point in each year would increase the accumulated postretirement benefit obligation at December 31, 2010 by less than $1 million and decrease the net periodic postretirement benefit cost for the year by $1 million. Decreasing the assumed medical cost trend rate by one percentage point in each year would increase the accumulated postretirement benefit obligation at December 31, 2010 by $23 million and the net periodic postretirement benefit cost for the year by $1 million.

Net Periodic Benefit Cost for All Significant Plans
	Defined Benefit Pension Plans			Other Postretirement Benefits
In millions	2010	2009	2008	2010	2009	2008
Service cost	$309	$270	$264	$15	$16	$18
Interest cost	1,098	1,081	961	111	138	117
Expected return on plan assets	(1,212)	(1,254)	(1,232)	(10)	(17)	(29)
Amortization of prior service cost (credit)	28	31	32	—	(3)	(4)
Amortization of unrecognized loss (gain)	268	106	43	(1)	(1)	(1)
Curtailment/settlement/other costs (1)	11	13	54	3	—	34
Net periodic benefit cost	$502	$247	$122	$118	$133	$135
(1) Includes $11 million of curtailment and settlement costs recorded in 2010 related to the divestiture of Styron (see Note E). See Note C for information regarding curtailment and settlement costs recorded in 2009 and 2008.

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income for All Significant Plans
	Defined Benefit Pension Plans			Other Postretirement Benefits
In millions	2010	2009	2008	2010	2009	2008
Net loss (gain)	$591	$804	$4,669	$59	$(114)	$23
Prior service cost	2	2	4	—	—	—
Amortization of prior service (cost) credit	(36)	(31)	(32)	(3)	3	4
Amortization of unrecognized (loss) gain	(271)	(119)	(43)	1	1	1
Total recognized in other comprehensive loss (income)	$286	$656	$4,598	$57	$(110)	$28
Total recognized in net periodic benefit cost and other comprehensive loss	$788	$903	$4,720	$175	$23	$163

Change in Projected Benefit Obligations, Plan Assets and Funded Status of All Significant Plans
In millions	Defined Benefit Pension Plans		Other Postretirement Benefits
Change in projected benefit obligations	2010	2009	2010	2009
Benefit obligation at beginning of year	$19,914	$15,573	$2,079	$1,821
Service cost	309	270	15	16
Interest cost	1,098	1,081	111	138
Plan participants’ contributions	22	27	—	—
Amendments	2	2	—	—
Actuarial changes in assumptions and experience	1,133	1,718	68	(75)
Acquisition/divestiture/other activity	(53)	2,175	(1)	336
Benefits paid	(1,148)	(1,239)	(180)	(171)
Currency impact	(86)	307	3	14
Termination benefits/curtailment cost	(33)	—	—	—
Benefit obligations at end of year	$21,158	$19,914	$2,095	$2,079

Change in plan assets
Fair value of plan assets at beginning of year	$14,589	$11,573	$367	$368
Actual return on plan assets	1,724	2,155	17	56
Currency impact	(28)	279	—	—
Employer contributions	708	355	(60)	—
Plan participants’ contributions	22	27	—	—
Acquisition/divestiture/other activity	(16)	1,439	—	18
Benefits paid	(1,148)	(1,239)	(86)	(75)
Fair value of plan assets at end of year	$15,851	$14,589	$238	$367

Funded status at end of year	$(5,307)	$(5,325)	$(1,857)	$(1,712)

Net amounts recognized in the consolidated balance sheets at December 31:
Noncurrent assets	$235	$110	$—	$—
Current liabilities	(58)	(54)	(88)	(89)
Noncurrent liabilities	(5,484)	(5,381)	(1,769)	(1,623)
Net amounts recognized in the consolidated balance sheets	$(5,307)	$(5,325)	$(1,857)	$(1,712)

Pretax amounts recognized in AOCI at December 31:
Net loss (gain)	$6,696	$6,376	$(26)	$(86)
Prior service cost (credit)	182	216	(16)	(13)
Pretax balance in AOCI at end of year	$6,878	$6,592	$(42)	$(99)

In 2011, an estimated net loss of $372 million and prior service cost of $27 million for the defined benefit pension plans will be amortized from AOCI to net periodic benefit cost. In 2011, an estimated net loss of $2 million and prior service credit of $2 million for other postretirement benefit plans will be amortized from AOCI to net periodic benefit cost.

Estimated Future Benefit Payments
The estimated future benefit payments, reflecting expected future service, as appropriate, are presented in the following table:

Estimated Future Benefit Payments at December 31, 2010
In millions	Defined Benefit Pension Plans	Other Postretirement Benefits
2011	$1,330	$194
2012	1,156	189
2013	1,168	180
2014	1,191	172
2015	1,218	166
2016 through 2020	6,646	773
Total	$12,709	$1,674

Plan Assets
Plan assets consist mainly of equity and fixed income securities of U.S. and foreign issuers, and may include alternative investments such as real estate, private equity and absolute return strategies. At December 31, 2010, plan assets totaled $15.9 billion and included Company common stock with a value of $13 million (less than 1 percent of total plan assets). At December 31, 2009, plan assets totaled $14.6 billion and included Company common stock with a value of $11 million (less than 1 percent of total plan assets).

Investment Strategy and Risk Management for Plan Assets
The Company’s investment strategy for the plan assets is to manage the assets in relation to the liability in order to pay retirement benefits to plan participants while minimizing cash contributions from the Company over the life of the plans. This is accomplished by identifying and managing the exposure to various market risks, diversifying investments across various asset classes and earning an acceptable long-term rate of return consistent with an acceptable amount of risk, while considering the liquidity needs of the plans.

The plans are permitted to use derivative instruments for investment purposes, as well as for hedging the underlying asset and liability exposure and rebalancing the asset allocation. The plans use value at risk, stress testing, scenario analysis and Monte Carlo simulation to monitor and manage both risk in the portfolios and surplus risk.

Equity securities primarily include investments in large- and small-cap companies located in both developed and emerging markets around the world. Fixed income securities are primarily U.S. dollar based and include investment grade corporate bonds of companies diversified across industries, U.S. treasuries, non-U.S. developed market securities and U.S. agency mortgage-backed securities. Alternative investments primarily include investments in real estate, private equity limited partnerships and absolute return strategies. Other significant investment types include various insurance contracts; and interest rate, equity, commodity and foreign exchange derivative investments and hedges.

Strategic Weighted-Average Target Allocation of Plan Assets for All Significant Plans
Asset Category	Target Allocation
Equity securities	45%
Fixed Income securities	35%
Alternative investments	15%
Other investments	5%
Total	100%

Concentration of Risk
The Company mitigates the credit risk of investments by establishing guidelines with investment managers that limit investment in any single issue or issuer to an amount that is not material to the portfolio being managed. These guidelines are monitored for compliance both by the Company and external managers. Credit risk related to derivative activity is mitigated by utilizing multiple counterparties and through collateral support agreements.

The JP Morgan Federal Agency money market fund is utilized as the sweep vehicle for the two largest U.S. plans, which from time to time can represent a significant investment. For one U.S. plan, approximately half of the liability is covered by a participating group annuity issued by Prudential Insurance Company.

The following tables summarize the bases used to measure the Company’s pension plan assets at fair value for the years ended December 31, 2010 and 2009:

Basis of Fair Value Measurements of Pension Plan Assets at December 31, 2010	Quoted Prices in Active Markets for Identical Items	Significant Other Observable Inputs	Significant Unobservable Inputs
In millions	(Level 1)	(Level 2)	(Level 3)	Total
Cash and cash equivalents	$56	$751	$—	$807
Equity securities:
U.S. equity (1)	$2,038	$167	$—	$2,205
Non-U.S. equity – developed countries	2,300	932	—	3,232
Emerging markets	759	469	—	1,228
Equity derivatives	8	3	—	11
Total equity securities	$5,105	$1,571	$—	$6,676
Fixed income securities:
U.S. government and municipalities	$—	$961	$—	$961
U.S. agency and agency mortgage-backed securities	—	385	—	385
Corporate bonds – investment grade	—	1,313	—	1,313
Non-U.S. governments – developed countries	—	643	—	643
Non-U.S. corporate bonds – developed countries	—	897	—	897
Emerging market debt	—	51	—	51
Other asset-backed securities	—	217	13	230
Convertible bonds	32	385	—	417
High yield bonds	14	279	17	310
Other fixed income funds	—	208	20	228
Fixed income derivatives	—	(11)	—	(11)
Total fixed income securities	$46	$5,328	$50	$5,424
Alternative investments:
Real estate	$29	$45	$727	$801
Private equity	—	—	997	997
Absolute return	—	395	303	698
Total alternative investments	$29	$440	$2,027	$2,496
Other	$—	$408	$40	$448
Total assets at fair value	$5,236	$8,498	$2,117	$15,851
(1) Includes $13 million of the Company’s common stock.

Basis of Fair Value Measurements of Pension Plan Assets at December 31, 2009	Quoted Prices in Active Markets for Identical Items	Significant Other Observable Inputs	Significant Unobservable Inputs
In millions	(Level 1)	(Level 2)	(Level 3)	Total
Cash and cash equivalents	$100	$730	$—	$830
Equity securities:
U.S. equity (1)	$1,774	$142	$—	$1,916
Non-U.S. equity – developed countries	2,203	922	—	3,125
Emerging markets	668	490	—	1,158
Equity derivatives	1	9	—	10
Total equity securities	$4,646	$1,563	$—	$6,209
Fixed income securities:
U.S. government and municipalities	$—	$991	$—	$991
U.S. agency and agency mortgage-backed securities	—	300	—	300
Corporate bonds – investment grade	—	1,242	—	1,242
Non-U.S. governments – developed countries	—	463	—	463
Non-U.S. corporate bonds – developed countries	—	557	—	557
Emerging market debt	—	30	—	30
Other asset-backed securities	—	156	25	181
Convertible bonds	50	386	—	436
High yield bonds	—	176	25	201
Other fixed income funds	—	878	—	878
Fixed income derivatives	(7)	(36)	—	(43)
Total fixed income securities	$43	$5,143	$50	$5,236
Alternative investments:
Real estate	$26	$46	$561	$633
Private equity	—	—	802	802
Absolute return	—	350	95	445
Total alternative investments	$26	$396	$1,458	$1,880
Other	$—	$391	$43	$434
Total assets at fair value	$4,815	$8,223	$1,551	$14,589
(1) Includes $11 million of the Company’s common stock.

For pension or other postretirement benefit plan assets classified as Level 1 measurements (measured using quoted prices in active markets), total fair value is either the price of the most recent trade at the time of the market close or the official close price, as defined by the exchange on which the asset is most actively traded on the last trading day of the period, multiplied by the number of units held without consideration of transaction costs.

For pension or other postretirement benefit plan assets classified as Level 2 measurements, where the security is frequently traded in less active markets, fair value is based on the closing price at the end of the period; where the security is less frequently traded, fair value is based on the price a dealer would pay for the security or similar securities, adjusted for any terms specific to that asset or liability. Market inputs are obtained from well-established and recognized vendors of market data and subjected to tolerance/quality checks. For derivative assets and liabilities, standard industry models are used to calculate the fair value of the various financial instruments based on significant observable market inputs, such as foreign exchange rates, commodity prices, swap rates, interest rates and implied volatilities obtained from various market sources.

Some pension or other postretirement benefit plan assets are held in funds where a net asset value is calculated based on the fair value of the underlying assets and the number of shares owned. The classification of the fund (Level 1, 2 or 3 measurements) is determined based on the classification of the significant holdings within the fund. For all other pension or other postretirement benefit plan assets for which observable inputs are used, fair value is derived through the use of fair value models, such as a discounted cash flow model or other standard pricing models.

For pension or other postretirement benefit plan assets classified as Level 3 measurements, total fair value is based on significant unobservable inputs including assumptions where there is little, if any, market activity for the investment. Investment managers or fund managers provide valuations of the investment on a monthly or quarterly basis. These valuations are reviewed for reasonableness based on applicable sector, benchmark and company performance. Adjustments to valuations are made where appropriate. Where available, audited financial statements are obtained and reviewed for the investments as support for the manager’s investment valuation.

The following tables summarize the changes in fair value of Level 3 pension plan assets for the years ended December 31, 2009 and 2010:

Fair Value Measurement of Level 3 Pension Plan Assets	Equity Securities	Fixed Income Securities	Alternative Investments	Other Securities	Total
In millions
Balance at January 1, 2009	$3	$28	$1,242	$20	$1,293
Acquisitions and divestitures	—	44	257	20	321
Actual return on plan assets:
Relating to assets sold during 2009	(16)	(6)	(23)	—	(45)
Relating to assets held at Dec. 31, 2009	16	13	(121)	2	(90)
Purchases, sales and settlements	(3)	(29)	99	1	68
Foreign currency impact	—	—	4	—	4
Balance at December 31, 2009	$—	$50	$1,458	$43	$1,551
Actual return on plan assets:
Relating to assets sold during 2010	$(3)	$2	$32	$—	$31
Relating to assets held at Dec. 31, 2010	2	2	162	(1)	165
Purchases, sales and settlements	1	(6)	379	(2)	372
Transfers into Level 3, net	—	2	1	—	3
Foreign currency impact	—	—	(5)	—	(5)
Balance at December 31, 2010	$—	$50	$2,027	$40	$2,117

The following tables summarize the bases used to measure the Company’s other postretirement benefit plan assets at fair value for the years ended December 31, 2010 and 2009:

Basis of Fair Value Measurements of Other Postretirement Benefit Plan Assets at	Quoted Prices in Active Markets for Identical Items	Significant Other Observable Inputs
December 31, 2010
In millions	(Level 1)	(Level 2)	Total
Cash and cash equivalents	$—	$39	$39
Equity securities (1)	66	—	66
Fixed income securities	4	129	133
Total assets at fair value	$70	$168	$238
(1) Includes no common stock of the Company.

Basis of Fair Value Measurements of Other Postretirement Benefit Plan Assets at	Quoted Prices in Active Markets for Identical Items	Significant Other Observable Inputs
December 31, 2009
In millions	(Level 1)	(Level 2)	Total
Cash and cash equivalents	$—	$74	$74
Equity securities (1)	82	—	82
Fixed income securities	3	208	211
Total assets at fair value	$85	$282	$367
(1) Includes no common stock of the Company.